Financial Assets at Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Categories of financial assets [abstract]
Schedule of Financial Assets at Fair Value Through Comprehensive Income	at FVOCI consist of investments in the following:

December 31,
2022
RMB’000
Non-current assets
U.S. Treasury bills	11,739
Listed bonds	54,005
65,744
Current assets
U.S. Treasury bills	271,499
Government agency bond	8,365
Listed bonds	52,730
Unlisted debt securities (i)	178,656
511,250

December 31,
2022
RMB’000

Interest income recognized in profit and loss related to debt investments	9,392
Losses recognized in other comprehensive income related to debt investments	(2,513)

Summary of Changes in Financial Instruments of Short-term and Long-term Investments	The following amounts table presents changes in Level 1 and 2 instruments of short-term and long-term investments for debt investments at FVOCI:

Year Ended December 31,
2022
RMB’000
Financial assets at fair value through other comprehensive income
Opening balance	—
Additions	737,494
Settlements (including coupon interest received)	(195,364)
Accrued interest	3,333
Discount accreted	6,059
Change in fair value debited to other comprehensive income*	(2,513)
Exchange difference	27,985
Closing balance	576,994

* - includes unrealized gains / (losses) recognized in other comprehensive income attributable to balances held at the end of the reporting period.

Summary of Financial Assets at Fair Value Through Profit or Loss	The following table presents the changes in Level 3 instruments of short-term investments in wealth management products for the years ended December 31, 2020, 2021 and 2022.

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Opening balance	30,632	13,068	—
Additions	106,600	114,500	41,000
Settlements	(124,836)	(128,004)	(41,140)
Fair value gains recognized in profit or loss (Note 8)*	672	436	140
Closing balance	13,068	—	—
*Includes unrealized gains recognized in profit or loss attributable to balances held at the end of the reporting period	68	—	—
The following table presents the changes in Level 1 instruments of money market funds included in cash equivalents for the year ended December 31, 2022.

Year Ended December 31,
2022
RMB’000
Financial assets at fair value through profit or loss
Opening balance	—
Additions	655,806
Settlements (including coupon interest received, net of fees)	(536,858)
Investment income credited to profit or loss	1,711
Exchange difference	7,267
Closing balance	127,926